Leases- Schedule of future minimum principal lease payments under the capital leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
2021	$ 564	$ 792
2022	709	586
2023	248	72
2024	183	3
2025	110
2026 and thereafter	130
Total payments	1,944	1,453
Less current portion	(415)	(792)	$ (880)
Noncurrent portion	$ 1,529	$ 661	$ 1,199